Income Taxes Expenses - Changes in valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes Expenses
Balance at the beginning of the year	$ 40,330,804	$ 49,986,007	$ 48,157,934
Movement	6,305,253	(6,287,720)	1,834,481
Tax loss carry forwards expired	(2,405)	(3,367,483)	(6,408)
Balance at the end of the year	$ 46,633,652	$ 40,330,804	$ 49,986,007